Taxation (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax [Abstract]
Schedule of effective income tax rates
	2020	2019
Loss on ordinary activities before tax	$2,409	$2,343
Statutory UK income tax rate	19.0%	17.0%
Loss at statutory income tax rate	$458	$398
Change in deferred rate and true-up	2,665	—
Research and development credit	(500)	—
Losses (unrecognized)	(458)	(398)
Income tax expense	$(2,165)	$—

Schedule of deferred tax assets and liabilities
	2020	2019
Deferred tax assets:
Net operating loss	$1,528	$457
Deferred tax asset (unrecognized)	$1,528	$457

Deferred tax liabilities:
In-process R&D	$21,604	$(19,673)
Deferred tax liability (unrecognized)	$21,604	$(19,673)